SAFE liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SAFE liabilities
Schedule of activity of convertible notes

Convertible Notes Continuity	Total
Balance, January 1, 2025	$21,412
Accrued interest	909
Gain on the change in fair value of Convertible Notes	508
Change in fair value attributable to changes in credit risk	(57)
Foreign currency translation adjustment	1,137
Balance, June 30, 2025	$23,909

Total SAFE liabilities
SAFE liabilities
Schedule of activity of convertible notes

	SAFEs	SAFE Warrants	Total
Balance, January 1, 2025	$—	$—	$—
Initial recognition	38,206	6,101	44,307
Finders’ fees SAFE Warrants	—	2,000	2,000
Change in fair value	5,084	5,049	10,133
Foreign currency translation	1,050	21	1,071
Balance, December 31, 2025	$44,340	$13,171	$57,511
Issuance	172	28	200
Change in fair value	13,898	2,344	16,242
Foreign currency translation	(2,257)	(76)	(2,333)
Balance, June 30, 2026	$56,153	$15,467	$71,620

		SAFE
	SAFEs	Warrants	Total
Balance, January 1, 2025	$—	$—	$—
Initial recognition	38,206	6,101	44,307
Finders’ fees SAFE Warrants	—	2,000	2,000
Change in fair value	5,084	5,049	10,133
Foreign currency translation	1,050	21	1,071
Balance, December 31, 2025	$44,340	$13,171	$57,511

SAFEs
SAFE liabilities
Schedule of assumptions used for calculation of convertible note

	June 30, 2026	December 31, 2025
SPAC probability	96%	91%
IPO probability	1.3%	3%
Change of control probability	1.3%	3%
Dissolution	1.3%	3%
Estimated time to conversion event (years)	0.10	0.75

The significant assumptions used in the initial and December 31, 2025 valuations of the SAFEs are set forth in the table below.

	Initial	December 31,
	recognition	2025
SPAC probability	50%	91%
IPO probability	22%	3%
Change of control probability	22%	3%
Dissolution	6%	3%
Estimated common share value at closing of a SPAC	$3.11	$2.21
Discount rate	34.53%	34.53%

SAFE Warrants
SAFE liabilities
Schedule of assumptions used for calculation of convertible note

	June 30, 2026	December 31, 2025
Fair value of common shares	$1.65	$1.28
Exercise price	1.975	1.997
Expected term	2.4 years	2.9 years
Expected volatility	120%	135%
Risk-free interest rate	4.06%	3.49%
Expected dividend	$—	$—

	Initial	December 31
	recognition	2025
Fair value of common shares	$0.95	$1.28
Weighted average expected term	3.00 years	2.9 years
Weighted average expected volatility	118%	135%
Weighted average risk-free interest rate	3.00%	3.49%
Expected dividend	$ nil	$ nil